Quarterly portfolio holdings
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
December 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 97.3%		$22,943,673,678
(Cost $17,140,559,274)
Consumer discretionary 15.0%		3,528,894,530
Automobile components 0.4%
Gentex Corp.	4,201,953	97,779,446
Broadline retail 1.2%
eBay, Inc.	3,145,171	273,944,394
Distributors 0.6%
LKQ Corp.	4,568,547	137,970,119
Diversified consumer services 1.2%
frontdoor, Inc. (A)	3,118,103	179,883,362
H&R Block, Inc. (B)	2,218,718	96,691,730
Hotels, restaurants and leisure 2.9%
Boyd Gaming Corp.	2,043,164	174,159,299
Churchill Downs, Inc. (B)	893,369	101,647,525
Darden Restaurants, Inc.	438,441	80,681,913
Marriott International, Inc., Class A	357,014	110,760,023
Wyndham Hotels & Resorts, Inc. (B)	1,329,472	100,454,904
Yum! Brands, Inc.	796,458	120,488,166
Household durables 4.2%
Cavco Industries, Inc. (A)	212,982	125,816,987
D.R. Horton, Inc.	1,145,450	164,979,164
NVR, Inc. (A)	31,747	231,523,569
Somnigroup International, Inc.	2,871,815	256,395,643
TopBuild Corp. (A)(B)	488,123	203,640,034
Specialty retail 3.4%
AutoZone, Inc. (A)	102,481	347,564,312
Ross Stores, Inc.	977,248	176,041,455
Valvoline, Inc. (A)	4,169,428	121,163,578
Williams-Sonoma, Inc. (B)	927,344	165,614,365
Textiles, apparel and luxury goods 1.1%
Lululemon Athletica, Inc. (A)	392,312	81,526,357
Ralph Lauren Corp.	509,511	180,168,185
Consumer staples 4.0%		950,698,108
Beverages 1.7%
Coca-Cola Consolidated, Inc.	1,512,712	231,898,750
Coca-Cola Europacific Partners PLC	1,336,934	121,259,914
Primo Brands Corp.	3,458,180	56,541,243
Consumer staples distribution and retail 2.0%
Sysco Corp.	2,459,773	181,260,672
U.S. Foods Holding Corp. (A)	3,955,442	297,923,891
Food products 0.3%
Lamb Weston Holdings, Inc.	1,475,618	61,813,638
Energy 5.7%		1,346,911,503
Energy equipment and services 1.3%
TechnipFMC PLC	6,675,874	297,476,945
Oil, gas and consumable fuels 4.4%
Diamondback Energy, Inc.	1,010,776	151,949,956
EQT Corp.	3,216,797	172,420,319
Marathon Petroleum Corp.	1,570,414	255,396,429
Permian Resources Corp.	11,838,033	166,087,603
Phillips 66	817,288	105,462,844
Range Resources Corp.	5,618,758	198,117,407
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 16.6%		$3,915,084,612
Banks 2.8%
East West Bancorp, Inc.	2,184,410	245,505,840
Fifth Third Bancorp (B)	3,248,878	152,079,979
Huntington Bancshares, Inc.	15,414,404	267,439,909
Capital markets 7.0%
Affiliated Managers Group, Inc.	823,971	237,534,360
Ameriprise Financial, Inc.	844,690	414,185,296
Evercore, Inc., Class A	521,985	177,605,396
LPL Financial Holdings, Inc.	1,085,299	387,636,244
Stifel Financial Corp.	1,636,804	204,960,597
The Carlyle Group, Inc.	4,009,578	237,006,156
Consumer finance 1.5%
Credit Acceptance Corp. (A)(B)	257,762	114,307,137
Synchrony Financial	2,767,440	230,887,519
Financial services 2.3%
Equitable Holdings, Inc.	2,487,398	118,524,515
Rocket Companies, Inc., Class A	9,499,121	183,902,983
Voya Financial, Inc.	1,913,949	142,570,061
WEX, Inc. (A)	621,683	92,618,333
Insurance 3.0%
First American Financial Corp.	2,427,246	149,129,994
Markel Group, Inc. (A)	135,120	290,460,708
RenaissanceRe Holdings, Ltd.	438,999	123,428,959
The Travelers Companies, Inc.	500,933	145,300,626
Health care 10.5%		2,486,387,807
Biotechnology 0.6%
Biogen, Inc. (A)	838,229	147,519,922
Health care equipment and supplies 2.2%
GE HealthCare Technologies, Inc.	2,021,888	165,835,254
Solventum Corp. (A)	2,960,817	234,615,139
STERIS PLC	457,379	115,954,724
Health care providers and services 5.5%
Cencora, Inc.	1,000,751	338,003,650
Centene Corp. (A)	2,891,753	118,995,636
Labcorp Holdings, Inc.	371,494	93,200,415
McKesson Corp.	193,155	158,443,115
Quest Diagnostics, Inc.	811,050	140,741,507
Tenet Healthcare Corp. (A)	1,254,950	249,383,664
The Cigna Group	705,115	194,068,801
Life sciences tools and services 2.2%
Bio-Rad Laboratories, Inc., Class A (A)(B)	179,342	54,338,833
ICON PLC (A)	540,588	98,505,945
IQVIA Holdings, Inc. (A)	1,099,779	247,901,184
QIAGEN NV (New York Stock Exchange)	2,865,911	128,880,018
Industrials 18.9%		4,458,768,730
Aerospace and defense 3.1%
Howmet Aerospace, Inc.	1,044,417	214,126,373
L3Harris Technologies, Inc.	640,991	188,175,728
Textron, Inc.	3,661,811	319,200,065
Air freight and logistics 1.2%
Expeditors International of Washington, Inc.	1,843,437	274,690,547
Building products 4.0%
Allegion PLC	1,873,847	298,353,919
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Building products (continued)
Builders FirstSource, Inc. (A)(B)	1,192,792	$122,726,369
Masco Corp.	3,716,617	235,856,515
Masterbrand, Inc. (A)	4,897,379	54,067,064
Resideo Technologies, Inc. (A)	2,977,860	104,582,443
UFP Industries, Inc.	1,319,224	120,115,345
Commercial services and supplies 0.8%
RB Global, Inc.	1,880,866	193,484,685
Electrical equipment 1.3%
AMETEK, Inc.	729,844	149,844,272
Generac Holdings, Inc. (A)	1,164,053	158,741,908
Ground transportation 1.5%
Landstar System, Inc.	912,305	131,098,229
Old Dominion Freight Line, Inc.	1,469,604	230,433,907
Industrial conglomerates 0.7%
3M Company	1,102,787	176,556,199
Machinery 3.1%
Allison Transmission Holdings, Inc.	1,064,134	104,178,719
Dover Corp.	595,393	116,244,529
ITT, Inc.	495,585	85,988,953
Lincoln Electric Holdings, Inc.	604,416	144,842,250
Parker-Hannifin Corp.	118,300	103,980,968
Watts Water Technologies, Inc., Class A	645,521	178,176,706
Professional services 2.5%
CACI International, Inc., Class A (A)	382,856	203,989,505
Leidos Holdings, Inc.	821,743	148,242,437
SS&C Technologies Holdings, Inc.	1,938,567	169,469,527
TriNet Group, Inc.	1,028,266	60,801,369
Trading companies and distributors 0.7%
DNOW, Inc. (A)	4,919,545	65,183,971
MSC Industrial Direct Company, Inc., Class A (B)	1,255,841	105,616,228
Information technology 11.3%		2,658,986,303
Electronic equipment, instruments and components 5.2%
Arrow Electronics, Inc. (A)	976,802	107,624,044
CDW Corp.	1,723,133	234,690,715
Flex, Ltd. (A)(B)	2,028,460	122,559,553
Jabil, Inc.	540,922	123,341,034
Keysight Technologies, Inc. (A)	1,487,983	302,343,266
TE Connectivity PLC	403,465	91,792,322
Vontier Corp. (B)	2,127,011	79,082,269
Zebra Technologies Corp., Class A (A)	674,149	163,696,860
IT services 0.8%
EPAM Systems, Inc. (A)	883,566	181,025,002
Semiconductors and semiconductor equipment 1.3%
Microchip Technology, Inc.	3,582,054	228,248,481
Qnity Electronics, Inc.	894,484	73,034,619
Software 2.4%
Check Point Software Technologies, Ltd. (A)	1,115,597	207,010,179
Gen Digital, Inc.	6,893,534	187,435,189
InterDigital, Inc. (B)	520,426	165,693,230
Technology hardware, storage and peripherals 1.6%
Dell Technologies, Inc., Class C	581,469	73,195,318
NetApp, Inc.	1,856,582	198,821,366
Seagate Technology Holdings PLC	433,541	119,392,856
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 4.6%		$1,079,247,254
Chemicals 0.9%
CF Industries Holdings, Inc.	2,555,793	197,665,031
DuPont de Nemours, Inc.	274,159	11,021,192
Containers and packaging 1.8%
Ball Corp.	3,403,044	180,259,241
Packaging Corp. of America	1,183,547	244,082,898
Metals and mining 1.6%
Commercial Metals Company	2,172,602	150,387,510
Reliance, Inc.	801,805	231,617,410
Paper and forest products 0.3%
Louisiana-Pacific Corp. (B)	795,121	64,213,972
Real estate 6.6%		1,560,112,788
Industrial REITs 0.6%
EastGroup Properties, Inc.	857,166	152,695,551
Office REITs 0.7%
BXP, Inc.	2,492,410	168,187,827
Residential REITs 1.5%
Equity LifeStyle Properties, Inc.	2,062,880	125,031,157
Equity Residential	1,731,376	109,145,943
Essex Property Trust, Inc.	460,942	120,619,303
Retail REITs 2.1%
Regency Centers Corp.	2,496,867	172,358,729
Simon Property Group, Inc.	1,738,172	321,753,019
Specialized REITs 1.7%
Extra Space Storage, Inc.	720,042	93,763,869
Lamar Advertising Company, Class A	1,632,459	206,636,660
VICI Properties, Inc.	3,197,750	89,920,730
Utilities 4.1%		958,582,043
Electric utilities 2.7%
Entergy Corp.	1,737,948	160,638,534
FirstEnergy Corp.	2,824,917	126,471,534
NRG Energy, Inc.	391,657	62,367,461
OGE Energy Corp.	4,096,354	174,914,316
Xcel Energy, Inc.	1,422,819	105,089,411
Multi-utilities 1.4%
CenterPoint Energy, Inc.	2,461,666	94,380,274
DTE Energy Company	1,819,821	234,720,513

	Yield (%)	Shares	Value
Short-term investments 2.8%			$669,001,887
(Cost $669,001,946)
Short-term funds 2.8%			669,001,887
John Hancock Collateral Trust (C)	3.7477(D)	7,158,655	71,616,613
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.7239(D)	597,385,274	597,385,274

Total investments (Cost $17,809,561,220) 100.1%	$23,612,675,565
Other assets and liabilities, net (0.1%)	(27,314,676)
Total net assets 100.0%	$23,585,360,889

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $125,279,479. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $56,211,913 in the form of U.S. Treasuries was pledged to the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	5

(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,158,655	$119,113,445	$1,324,961,950	$(1,372,466,849)	$7,159	$908	$6,330,456	—	$71,616,613
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended December 31, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A*	9,499,121	$119,125,916	$16,933,908	$(30,782,574)	$12,956,626	$65,669,107	$7,124,594	—	$183,902,983

*	The security was an affiliate at the beginning of the period but not at the end.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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